UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31

Date of reporting period:	12/31/05

FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
STATEMENT OF INVESTMENTS
December 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit--23.2%	Amount ($)	Value ($)

American Express Bank FSB
4.21%, 2/2/2006	50,000,000	50,000,000
Bank Of The West
4.37%, 2/13/2006	100,000,000	100,000,000
Bank Of Tokyo-Mitsubishi (Yankee)
4.23%, 1/17/2006	300,000,000	300,000,000
Barclays Bank (Yankee)
4.18%, 1/4/2006	150,000,000	150,000,000
Credit Suisse First Boston (Yankee)
4.18% - 4.21%, 1/9/2006 - 2/2/2006	300,000,000	300,000,000
Depfa Bank PLC (Yankee)
4.37%, 2/14/2006	300,000,000	300,000,000
Dexia Credit Locale (Yankee)
4.33%, 2/6/2006	175,000,000	175,000,000
Landesbank Baden-Wuerttemberg (Yankee)
3.78%, 3/6/2006	300,000,000	300,002,616
Washington Mutual Bank
4.22%, 1/30/2006	200,000,000	199,998,406
Total Negotiable Bank Certificates of Deposit
(cost $1,875,001,022)		1,875,001,022

Commercial Paper--43.1%

Abbey National North America LLC
4.21%, 1/3/2006	200,000,000	199,953,222
Amstel Funding Corp.
4.23%, 2/2/2006	69,186,000 [a]	68,928,936
Atlantis One Funding Corp.
4.37%, 2/14/2006	45,271,000 [a]	45,030,863
Bear Stearns Cos. Inc.
4.22% - 4.38%, 1/17/2006 - 2/13/2006	310,000,000	308,871,337
Beethoven Funding Corp.
4.33% - 4.36%, 1/30/2006 - 2/6/2006	376,409,000 [a]	374,996,228
Bryant Park Funding LLC
4.21%, 1/9/2006	20,144,000 [a]	20,125,288
Charta LLC
4.38%, 2/16/2006	75,000,000 [a]	74,583,125
CRC Funding LLC
4.38%, 2/16/2006	150,000,000 [a]	149,166,250
Crown Point Capital Co. LLC
4.18%, 1/10/2006	25,000,000 [a]	24,974,063
Daimler Chrysler Revolving Auto Conduit LLC (DRAC)
4.38%, 2/14/2006	53,586,000	53,301,101
Danske Corp.
4.22%, 1/3/2006	300,000,000 [a]	299,930,000
Depfa Bank PLC
4.33%, 2/6/2006	50,000,000	49,785,000
Deutsche Bank Financial LLC
4.19%, 1/3/2006	200,000,000	199,953,444
DnB Nor Bank ASA
4.22%, 1/17/2006	145,000,000	144,730,300
Falcon Asset Securitization Corp.

4.18%, 1/5/2006	36,689,000 [a]	36,672,082
FCAR Owner Trust, Ser. I
4.17%, 1/4/2006	350,000,000	349,879,250
General Electric Capital Corp.
4.37%, 2/13/2006	190,000,000	189,015,061
Greenwich Capital Holdings Inc.
4.19%, 1/3/2006	150,000,000	149,965,083
Harrier Finance Funding LLC
3.80%, 3/3/2006	45,000,000 [a]	44,715,588
Prudential Funding LLC
4.19%, 1/3/2006	176,000,000	175,959,031
Santander Central Hispano Finance (De) Inc.
3.81%, 2/28/2006	100,000,000	99,397,444
Skandinaviska Enskilda Banken AB
4.18%, 1/6/2006	165,000,000	164,904,896
Spintab AB
3.81%, 2/28/2006	50,000,000	49,698,722
UBS Finance Delaware LLC
4.19%, 1/3/2006	200,000,000	199,953,444
Total Commercial Paper
(cost $3,474,489,758)		3,474,489,758

Corporate Notes--6.2%

Bank Of America N.A.
4.32%, 1/19/2006	150,000,000 [b]	150,000,000
Fifth Third Bancorp
4.35%, 11/23/2009	200,000,000 [b]	200,000,000
Morgan Stanley
4.30%, 2/3/2011	150,000,000 [b]	150,000,000
Total Corporate Notes
(cost $500,000,000)		500,000,000

Time Deposits--17.1%

American Express Centurion Bank (Grand Cayman)
4.03%, 1/3/2006	230,000,000	230,000,000
Branch Banking & Trust Co. (Grand Cayman)
3.97%, 1/3/2006	228,000,000	228,000,000
Key Bank N.A. (Grand Cayman)
4.00%, 1/3/2006	174,000,000	174,000,000
PNC Bank N.A. (Nassau)
4.00%, 1/3/2006	100,000,000	100,000,000
Royal Bank Of Canada (Grand Cayman)
4.13%, 1/3/2006	350,000,000	350,000,000
Societe Generale (Grand Cayman)
4.22%, 1/3/2006	300,000,000	300,000,000
Total Time Deposits
(cost $1,382,000,000)		1,382,000,000

U.S. Government Agencies--3.1%

Federal Home Loan Banks
4.31%, 4/11/2006
(cost $249,958,884)	250,000,000	249,958,884

Repurchase Agreements--7.4%

Morgan Stanley & Co.
4.23%, dated 12/30/2005, due 1/3/2006 in the
amount of $600,282,000 (fully collateralized by
$141,790,000 Federal Home Loan Bank, Bonds, 3.50%-5.60%,
due 8/15/2006-3/7/2025, value $139,365,805,

$46,157,000 Federal Home Loan Bank, Discount Notes, 0%, due
5/17/2006, value $45,367,715,
$267,370,000 Federal Home Loan Mortgage Corp., Notes, 0%-4.75%,
due 2/1/2006-12/8/2010, value $267,050,587,
$146,428,000 Federal National Mortgage Association, Notes, 2.625%-6.625%
due 11/15/2006- 5/21/2013, value $147,787,508, and
$21,677,000 Federal National Mortgage Association Strips, Bonds, 0%, due
5/15/2017, value $12,428,725)
(cost $600,000,000)	600,000,000	600,000,000

Total Investments (cost $8,081,449,664)	100.1%	8,081,449,664
Liabilities, Less Cash and Receivables	(.1%)	(12,383,693)
Net Assets	100.0%	8,069,065,971

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $1,139,122,423 or 14.1% of net assets.
[b] Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual report previously filed with the Securities and
Exchange Commission onForm N-CSR.

DREYFUS INSTITUTIONAL PREFERRED PLUS MONEY MARKET FUND
STATEMENT OF INVESTMENTS
December 31, 2005 (Unaudited)

	Principal
Commercial Paper--17.3%	Amount ($)	Value ($)

Abbey National North America LLC
4.21%, 1/3/2006	10,000,000	9,997,661
BNP Paribas Finance Inc.
4.13%, 1/3/2006	10,000,000	9,997,708
Deutsche Bank Financial LLC
4.19%, 1/3/2006	10,000,000	9,997,672
Prudential Funding LLC
4.19%, 1/3/2006	10,000,000	9,997,672
UBS Finance Delaware LLC
4.19%, 1/3/2006	10,000,000	9,997,672
Total Commercial Paper
(cost $49,988,385)		49,988,385

U.S. Government Agencies--69.2%

Federal Home Loan Banks
3.40%, 1/3/2006
(cost $200,483,124)	200,521,000	200,483,124

Time Deposits--13.8%

Branch Banking & Trust Co. (Grand Cayman)
4.16%, 1/3/2006	10,000,000	10,000,000
Manufacturers & Traderstrust Co. (Grand Cayman)
4.16%, 1/3/2006	10,000,000	10,000,000
Marshall & Ilsley Bank Corp. (Grand Cayman)
4.16%, 1/3/2006	10,000,000	10,000,000
Societe Generale (Grand Cayman)
4.22%, 1/3/2006	10,000,000	10,000,000
Total Time Deposits
(cost $40,000,000)		40,000,000

Total Investments (cost $290,471,509)	100.3%	290,471,509
Liabilities, Less Cash and Receivables	(.3%)	(877,583)
Net Assets	100.0%	289,593,926

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual report previously filed with the Securities and Exchange
Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)